American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2022

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 87.5%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	6,900,100	7,328,049
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	25,050,400	25,474,518
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23(1)	186,576,376	189,776,383
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	140,381,030	142,863,587
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	65,669,650	66,803,488
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	10,030,213	10,170,729
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	65,749,320	66,392,108
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	121,135,300	121,904,525
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	248,335,139	249,902,012
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	150,541,815	150,657,270
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	115,207,785	116,396,560
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	233,988,300	233,882,249
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	178,250,945	180,310,102
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	255,871,682	253,571,938
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	33,771,360	33,511,330
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26	296,771,805	294,192,546
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	56,251,950	56,067,669
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	221,019,608	217,713,110
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	11,818,800	11,781,738
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	29,301,750	29,117,322
TOTAL U.S. TREASURY SECURITIES (Cost $2,545,099,409)		2,457,817,233
CORPORATE BONDS — 5.6%
Automobiles — 0.3%
General Motors Financial Co., Inc., 3.80%, 4/7/25	7,570,000	7,389,879
Banks — 1.5%
Bank of America Corp., 4.18%, 11/25/27	1,523,000	1,481,538
Bank of America Corp., VRN, 3.38%, 4/2/26	2,605,000	2,528,473
Bank of America Corp., VRN, 2.55%, 2/4/28	1,960,000	1,784,051
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	2,981,000	2,597,215
Bank of Nova Scotia, 3.45%, 4/11/25	2,347,000	2,319,167
BPCE SA, 4.625%, 7/11/24(2)	1,650,000	1,641,603
BPCE SA, 5.15%, 7/21/24(2)	3,105,000	3,107,451
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25	5,505,000	5,406,077
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	1,904,000	1,858,148
JPMorgan Chase & Co., VRN, 2.08%, 4/22/26	3,682,000	3,447,573
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,520,000	2,246,735
NatWest Group PLC, VRN, 5.52%, 9/30/28	4,260,000	4,294,566
Santander UK Group Holdings PLC, 4.75%, 9/15/25(2)	4,610,000	4,557,675
Swedbank AB, 3.36%, 4/4/25(2)	700,000	688,250
UniCredit SpA, 7.83%, 12/4/23(2)	2,665,000	2,760,723
Wells Fargo & Co., VRN, 3.53%, 3/24/28	1,602,000	1,518,761
		42,238,006
Biotechnology — 0.1%
AbbVie, Inc., 2.95%, 11/21/26	4,180,000	3,963,654
Capital Markets — 0.7%
Bank of New York Mellon Corp., VRN, 3.43%, 6/13/25	5,120,000	5,082,436
Golub Capital BDC, Inc., 2.50%, 8/24/26	756,000	633,777
Hercules Capital, Inc., 2.625%, 9/16/26	3,346,000	2,893,237
Main Street Capital Corp., 3.00%, 7/14/26	970,000	847,663

Morgan Stanley, VRN, 2.63%, 2/18/26	4,326,000	4,132,662
Owl Rock Core Income Corp., 5.50%, 3/21/25(2)	271,000	260,429
Owl Rock Core Income Corp., 3.125%, 9/23/26(2)	3,816,000	3,295,466
UBS Group AG, VRN, 4.49%, 5/12/26(2)	3,751,000	3,741,833
		20,887,503
Consumer Finance — 0.5%
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(2)	3,190,000	3,099,127
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	8,683,000	8,051,912
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	2,863,000	2,655,915
		13,806,954
Diversified Financial Services — 0.1%
Corebridge Financial, Inc., 3.50%, 4/4/25(2)	3,832,000	3,726,888
Entertainment — 0.3%
Magallanes, Inc., 3.64%, 3/15/25(2)	1,952,000	1,892,999
Magallanes, Inc., 3.76%, 3/15/27(2)	1,497,000	1,405,452
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	3,990,000	3,928,364
		7,226,815
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.65%, 3/15/27	1,446,000	1,374,485
IIP Operating Partnership LP, 5.50%, 5/25/26	5,065,000	4,596,884
SBA Tower Trust, 3.45%, 3/15/48(2)	6,090,000	6,041,252
		12,012,621
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	3,100,000	3,068,752
Gas Utilities — 0.1%
East Ohio Gas Co., 1.30%, 6/15/25(2)	3,740,000	3,442,260
Household Durables — 0.2%
Lennar Corp., 4.75%, 5/30/25	4,460,000	4,458,337
Insurance — 0.2%
GA Global Funding Trust, 0.80%, 9/13/24(2)	2,800,000	2,567,407
SBL Holdings, Inc., 5.125%, 11/13/26(2)	1,959,000	1,903,536
		4,470,943
IT Services†
Global Payments, Inc., 3.75%, 6/1/23	1,124,000	1,116,307
Multi-Utilities — 0.1%
Sempra Energy, 3.30%, 4/1/25	3,333,000	3,259,376
Personal Products — 0.2%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25(2)	5,325,000	5,192,540
Pharmaceuticals — 0.3%
Royalty Pharma PLC, 1.20%, 9/2/25	5,380,000	4,801,985
Viatris, Inc., 1.65%, 6/22/25	2,940,000	2,664,452
		7,466,437
Road and Rail — 0.2%
DAE Funding LLC, 1.55%, 8/1/24(2)	4,370,000	4,096,491
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	2,609,000	2,512,690
Qorvo, Inc., 4.375%, 10/15/29	2,309,000	2,033,906
Qorvo, Inc., 3.375%, 4/1/31(2)	835,000	658,176
		5,204,772
Software — 0.1%
VMware, Inc., 3.90%, 8/21/27	3,630,000	3,487,486
TOTAL CORPORATE BONDS (Cost $166,369,347)		156,516,021

ASSET-BACKED SECURITIES — 1.8%
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(2)	7,425,000	7,229,035
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	1,731,723	1,692,692
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	478,746	466,502
CARS-DB5 LP, Series 2021-1A, Class A3 SEQ, 1.92%, 8/15/51(2)	3,949,177	3,459,587
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(2)	7,825,000	7,212,489
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,600,000	6,033,507
Global SC Finance VII Srl, Series 2021-1A, Class A, SEQ, 1.86%, 4/17/41(2)	7,666,907	6,836,187
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	1,630,357	1,481,710
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	7,864,993	6,791,722
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,626,673
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,784,146
TOTAL ASSET-BACKED SECURITIES (Cost $55,147,027)		51,614,250
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 3.73%, (3-month LIBOR plus 2.25%), 8/20/32(2)	1,875,000	1,776,486
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 3.74%, (3-month LIBOR plus 2.60%), 4/22/32(2)	6,550,000	6,215,811
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 3.61%, (3-month LIBOR plus 2.20%), 8/14/30(2)	4,625,000	4,459,983
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/31(2)	4,425,000	4,252,149
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.54%, (3-month LIBOR plus 1.50%), 4/15/31(2)	2,200,000	2,110,944
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 3.06%, (1-month LIBOR plus 1.45%), 10/16/36(2)	7,079,000	6,719,686
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 3.56%, (3-month LIBOR plus 2.50%), 7/20/29(2)	8,500,000	7,927,963
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.23%, (3-month SOFR plus 2.00%), 4/15/30(2)	4,000,000	3,800,609
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 3.24%, (3-month LIBOR plus 2.20%), 4/15/31(2)	6,000,000	5,698,800
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $45,188,936)		42,962,431
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 3.32%, (1-month LIBOR plus 2.00%), 9/15/36(2)	7,200,000	6,730,356
BXMT Ltd., Series 2020-FL2, Class B, VRN, 2.99%, (1-month SOFR plus 1.51%), 2/15/38(2)	2,970,000	2,867,215
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 2.92%, (1-month LIBOR plus 1.60%), 5/15/36(2)	5,741,000	5,589,549
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 4.18%, (1-month LIBOR plus 2.85%), 7/15/38(2)	8,953,893	8,587,477
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(2)	6,718,000	6,614,645
OPG Trust, Series 2021-PORT, Class E, VRN, 2.85%, (1-month LIBOR plus 1.53%), 10/15/36(2)	9,577,000	8,766,909
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $40,855,931)		39,156,151
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Private Sponsor Collateralized Mortgage Obligations — 0.8%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	257,382	252,218
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.93%, (30-day average SOFR plus 1.00%), 9/25/31(2)	3,750,000	3,703,581
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(2)	5,441,039	4,517,690
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	2,239,438	2,047,201
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.28%, 6/25/36	181,365	140,691
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	171,672	169,282
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 11/21/34	6,851	6,552
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	57,873	55,493
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 3.42%, (1-month SOFR plus 2.30%), 6/17/37(2)	7,580,000	7,572,162
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 7/25/34	306,262	301,061
Verus Securitization Trust, Series 2020-4, Class A2 SEQ, 1.91%, 5/25/65(2)	2,131,856	2,043,324
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,307,586	2,811,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	55,102	55,873
		23,676,804

U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.65%, 9/25/45	1,349,813	1,335,389
FNMA, Series 2014-C02, Class 2M2, VRN, 4.22%, (1-month LIBOR plus 2.60%), 5/25/24	792,796	793,225
		2,128,614
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,568,902)		25,805,418
SHORT-TERM INVESTMENTS — 1.6%
Commercial Paper(3) — 1.6%
Landesbank Baden-Wuerttemberg, 1.60%, 7/1/22(2)	45,300,000	45,298,055
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	52,075	52,075
TOTAL SHORT-TERM INVESTMENTS (Cost $45,352,075)		45,350,130
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,925,581,627)		2,819,221,634
OTHER ASSETS AND LIABILITIES — (0.3)%		(9,604,520)
TOTAL NET ASSETS — 100.0%		$2,809,617,114

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	380	September 2022	$42,655,000	$(349,569)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	$(610)	$1,930,396	$1,929,786
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	585	2,978,565	2,979,150
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	670	5,019,148	5,019,818
CPURNSA	Receive	2.21%	1/19/24	$20,000,000	568	1,984,340	1,984,908
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	670	5,021,635	5,022,305
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	585	2,455,112	2,455,697
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	4,906,974	4,907,644
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	4,846,159	4,846,829
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	3,562,623	3,561,883
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(715)	2,933,296	2,932,581
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	4,775,657	4,774,809
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	2,625,791	2,625,099
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(865)	5,520,223	5,519,358
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(702)	3,056,418	3,055,716
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(630)	1,869,800	1,869,170
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	598	2,103,169	2,103,767
CPURNSA	Receive	2.00%	12/16/25	$15,000,000	592	1,744,205	1,744,797
CPURNSA	Receive	2.24%	1/11/26	$20,000,000	622	2,074,453	2,075,075
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	2,071,537	2,072,159
CPURNSA	Receive	2.36%	2/9/26	$22,500,000	637	2,190,228	2,190,865
CPURNSA	Receive	2.36%	2/11/26	$20,000,000	622	1,939,438	1,940,060
CPURNSA	Receive	2.30%	2/24/26	$13,000,000	579	1,287,324	1,287,903
					$2,888	$66,896,491	$66,899,379

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $14,654,104.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $272,179,873, which represented 9.7% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,457,817,233	—
Corporate Bonds	—	156,516,021	—
Asset-Backed Securities	—	51,614,250	—
Collateralized Loan Obligations	—	42,962,431	—
Commercial Mortgage-Backed Securities	—	39,156,151	—
Collateralized Mortgage Obligations	—	25,805,418	—
Short-Term Investments	52,075	45,298,055	—
	52,075	2,819,169,559	—
Other Financial Instruments
Swap Agreements	—	66,899,379	—

Liabilities
Other Financial Instruments
Futures Contracts	349,569	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.